Annual Fund Operating Expenses - Transamerica PIMCO Tactical - Conservative VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual fund operating expenses	0.87%
Service
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual fund operating expenses	1.12%